Document and Entity Information	Oct. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2026
Entity File Number	001-42303
Entity Registrant Name	Innventure, Inc.
Entity Central Index Key	0002001557
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	99-4440048
Entity Address, Address Line One	6900 Tavistock Lakes Blvd, Suite 400
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32827
City Area Code	321
Local Phone Number	209-6787
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	INV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false